Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Lend	₩ 1,087,409	₩ 526,643	₩ 329,236
Collect	(1,086,964)	(568,536)	(138,270)
Company, excluding the controlling company [member] | UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	29,099	23,452
Lend	7,460	5,682
Collect	(5)	0
Others	(44)	(35)
Ending	36,510	29,099	23,452
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	47,423	91,003
Lend	0	0
Collect	(45,639)	(49,928)
Others	(1,784)	6,348
Ending	0	47,423	91,003
Company, excluding the controlling company [member] | PT. Tanggamus Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	4,690	4,304
Lend	0	0
Collect	0	0
Others	324	386
Ending	5,014	4,690	4,304
Company, excluding the controlling company [member] | PT. Wampu Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	5,651	5,186
Lend	0	0
Collect	(1,876)	0
Others	213	465
Ending	3,988	5,651	5,186
Company, excluding the controlling company [member] | PT. POSMI Steel Indonesia [member]
Disclosure of transactions between related parties [line items]
Beginning	2,371	2,176
Lend	0	0
Collect	(2,371)	0
Others	0	195
Ending	0	2,371	2,176
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Beginning	62,611	62,420
Lend	0	0
Collect	0	0
Others	413	191
Ending	63,024	62,611	62,420
Company, excluding the controlling company [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of transactions between related parties [line items]
Beginning	4,742	5,440
Lend	0	0
Collect	(1,264)	0
Others	324	(698)
Ending	3,802	4,742	5,440
Company, excluding the controlling company [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	7,113	6,528
Lend	0	0
Collect	0	0
Others	491	585
Ending	7,604	7,113	6,528
Company, excluding the controlling company [member] | AMCI (WA) PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	91,665	83,291
Lend	6,975	6,154
Collect	0	0
Others	5,641	2,220
Ending	104,281	91,665	83,291
Company, excluding the controlling company [member] | POS-AUSTEM YANTAI AUTOMOTIVE COLTD [member]
Disclosure of transactions between related parties [line items]
Beginning	5,928	5,440
Lend	0	0
Collect	(6,548)	0
Others	620	488
Ending	0	5,928	5,440
Company, excluding the controlling company [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	9,484	8,704
Lend	0	0
Collect	0	0
Others	654	780
Ending	10,138	9,484	8,704
Company, excluding the controlling company [member] | Hyo-chun Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	2,382	2,382
Lend	0	0
Collect	0	0
Others	0	0
Ending	2,382	2,382	2,382
Company, excluding the controlling company [member] | POS-AUSTEM Suzhou Automotive Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning	17,783	16,320
Lend	0	0
Collect	(6,069)	0
Others	959	1,463
Ending	12,673	17,783	16,320
Company, excluding the controlling company [member] | CAML RESOURCES PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	0	3,312
Lend		0
Collect		(3,312)
Others		0
Ending		0	3,312
Company, excluding the controlling company [member] | Shinahn wind Power generation [Member]
Disclosure of transactions between related parties [line items]
Beginning	0	37
Lend		60
Collect		0
Others		(97)
Ending		0	37
Company, excluding the controlling company [member] | FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Beginning	27,227	0
Lend	7,935	27,242
Collect	0	0
Others	(122)	(15)
Ending	35,040	27,227	0
Company, excluding the controlling company [member] | POHANG E&E Coi., LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	0
Lend	100
Collect	0
Others	0
Ending	100	0
Company, excluding the controlling company [member] | POSCO(Guangdong) Automotive Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	0
Lend	35,131
Collect	0
Others	0
Ending	35,131	0
Company, excluding the controlling company [member] | PT. Batutua Tembaga Raya [member]
Disclosure of transactions between related parties [line items]
Beginning	0	35,355
Lend		0
Collect		0
Others		(35,355)
Ending		0	35,355
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Beginning	318,169	355,350
Lend	57,601	39,138
Collect	(63,772)	(53,240)
Others	7,689	(23,079)
Ending	₩ 319,687	₩ 318,169	₩ 355,350